Employee Stock Options - Schedule of Equity-Based Compensation Expenses (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock based compensation expense	$ 242,696	$ 83,318	$ 111,091	$ 111,091
Income tax benefit recognized related to stock-based compensation			0	0
Income tax benefit realized from the exercising and vesting of options			$ 0	$ 0